Fair Value Measurements - Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Restricted cash	$ 50	$ 50	$ 50
Short-term investments			3,000
Fair Value, Measurements, Recurring [Member]
Assets:
Cash equivalents		4,000	9,500
Restricted cash	50	50	50
Short-term investments			3,000
Total	50	4,050	12,550
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents		4,000	9,500
Restricted cash	50	50	50
Short-term investments			3,000
Total	$ 50	$ 4,050	$ 12,550